UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2733

The Salomon Brothers Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

THE SALOMON BROTHERS FUND INC

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 10.4%
Hotels, Restaurants & Leisure — 1.6%
51,800	Ctrip.com International Ltd., ADR (a)	$3,319,344
543,600	McDonald's Corp.	18,205,164
29,500	Station Casinos Inc.	1,957,620

	Total Hotels, Restaurants & Leisure	23,482,128

Household Durables — 0.9%
630,800	Newell Rubbermaid Inc. (a)	14,287,620

Media — 5.0%
330,500	Comcast Corp., Class A Shares *	9,710,090
499,500	EchoStar Communications Corp., Class A Shares *	14,770,215
1,190,185	Liberty Media Corp., Class A Shares *	9,580,989
1,299,500	News Corp., Class B Shares (a)	21,441,750
1,176,000	Time Warner Inc.	21,297,360

	Total Media	76,800,404

Specialty Retail — 2.9%
692,850	Best Buy Co. Inc.	30,159,761
663,700	Staples Inc.	14,150,084

	Total Specialty Retail	44,309,845

	TOTAL CONSUMER DISCRETIONARY	158,879,997

CONSUMER STAPLES — 11.2%
Beverages — 2.0%
533,500	PepsiCo Inc.	30,254,785

Food & Staples Retailing — 1.4%
502,100	Wal-Mart Stores Inc.	22,002,022

Food Products — 3.7%
592,500	Kellogg Co.	27,332,025
359,900	McCormick & Co. Inc., Non Voting Shares	11,743,537
917,800	Sara Lee Corp.	17,392,310

	Total Food Products	56,467,872

Household Products — 2.7%
275,500	Kimberly-Clark Corp.	16,400,515
412,500	Procter & Gamble Co.	24,527,250

	Total Household Products	40,927,765

Tobacco — 1.4%
291,300	Altria Group Inc.	21,471,723

	TOTAL CONSUMER STAPLES	171,124,167

ENERGY — 10.3%
Energy Equipment & Services — 1.7%
258,400	ENSCO International Inc. (a)	12,038,856
304,800	GlobalSantaFe Corp.	13,904,976

	Total Energy Equipment & Services	25,943,832

Oil, Gas & Consumable Fuels — 8.6%
209,100	Burlington Resources Inc.	17,004,012
652,700	Exxon Mobil Corp.	41,472,558
400	Gas Properties (100% owned) (b)(c)	645,100
506,700	Nexen Inc.	24,149,322
191,300	Suncor Energy Inc.	11,579,389
271,500	Total SA, Sponsored ADR (a)	36,875,130

	Total Oil, Gas & Consumable Fuels	131,725,511

	TOTAL ENERGY	157,669,343

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

FINANCIALS — 19.5%
Capital Markets — 3.9%
198,100	Goldman Sachs Group Inc. (a)	$24,084,998
108,500	Legg Mason Inc.	11,901,365
400,300	Merrill Lynch & Co. Inc.	24,558,405

	Total Capital Markets	60,544,768

Commercial Banks — 6.1%
664,344	Bank of America Corp.	27,968,882
252,100	Comerica Inc.	14,848,690
307,700	Wachovia Corp.	14,643,443
610,900	Wells Fargo & Co.	35,780,413

	Total Commercial Banks	93,241,428

Consumer Finance — 2.5%
352,000	American Express Co.	20,218,880
232,500	Capital One Financial Corp.	18,488,400

	Total Consumer Finance	38,707,280

Diversified Financial Services — 1.9%
855,740	JPMorgan Chase & Co.	29,035,258

Insurance — 4.0%
245,300	AFLAC Inc.	11,112,090
350,500	American International Group Inc.	21,716,980
169	Berkshire Hathaway Inc., Class A Shares *	13,858,000
159,700	Chubb Corp.	14,301,135

	Total Insurance	60,988,205

Thrifts & Mortgage Finance — 1.1%
275,300	Golden West Financial Corp.	16,350,067

	TOTAL FINANCIALS	298,867,006

HEALTH CARE — 11.3%
Biotechnology — 1.5%
293,636	Amgen Inc. *	23,393,980

Health Care Equipment & Supplies — 0.7%
143,700	Zimmer Holdings Inc. *	9,899,493

Health Care Providers & Services — 4.3%
201,500	Coventry Health Care Inc. *	17,333,030
462,100	UnitedHealth Group Inc.	25,970,020
297,300	WellPoint Inc. *	22,541,286

	Total Health Care Providers & Services	65,844,336

Pharmaceuticals — 4.8%
416,000	Pfizer Inc.	10,387,520
597,300	Sanofi-Aventis, ADR	24,817,815
251,700	Sepracor Inc. (a)*	14,847,783
695,900	Teva Pharmaceutical Industries Ltd., Sponsored ADR (a)	23,256,978

	Total Pharmaceuticals	73,310,096

	TOTAL HEALTH CARE	172,447,905

INDUSTRIALS — 10.1%
Aerospace & Defense — 4.3%
655,800	Boeing Co.	44,561,610
567,300	Raytheon Co.	21,568,746

	Total Aerospace & Defense	66,130,356

Building Products — 1.2%
409,200	American Standard Cos. Inc.	19,048,260

Industrial Conglomerates — 4.6%
1,675,400	General Electric Co.	56,410,718

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Industrial Conglomerates 4.6% (continued)
190,600	Textron Inc.	$13,669,832

	Total Industrial Conglomerates	70,080,550

	TOTAL INDUSTRIALS	155,259,166

INFORMATION TECHNOLOGY — 16.3%
Communications Equipment — 1.2%
795,609	ADC Telecommunications Inc. (a)*	18,187,622

Computers & Peripherals — 2.3%
586,000	Dell Inc. *	20,041,200
183,400	International Business Machines Corp.	14,712,348

	Total Computers & Peripherals	34,753,548

Electronic Equipment & Instruments — 0.2%
226,800	Dolby Laboratories Inc., Class A Shares *	3,628,800

Internet Software & Services — 1.1%
132,000	SINA Corp. (a)*	3,630,000
398,600	Yahoo! Inc. *	13,488,624

	Total Internet Software & Services	17,118,624

IT Services — 1.0%
426,700	Paychex Inc.	15,822,036

Semiconductors & Semiconductor Equipment — 5.1%
874,700	Applied Materials Inc.	14,834,912
649,000	ASML Holding NV, NY Registered Shares (a)*	10,714,990
583,900	Intel Corp.	14,393,135
522,100	Maxim Integrated Products Inc.	22,267,565
541,100	Xilinx Inc.	15,069,635

	Total Semiconductors & Semiconductor Equipment	77,280,237

Software — 5.4%
399,400	Cognos Inc. (a)*	15,548,642
273,300	Electronic Arts Inc. *	15,548,037
1,966,500	Microsoft Corp.	50,598,045

	Total Software	81,694,724

	TOTAL INFORMATION TECHNOLOGY	248,485,591

MATERIALS — 4.8%
Chemicals — 2.1%
446,300	E.I. du Pont de Nemours & Co.	17,481,571
456,100	Ecolab Inc.	14,563,273

	Total Chemicals	32,044,844

Metals & Mining — 2.7%
1,403,400	Barrick Gold Corp.	40,768,770

	TOTAL MATERIALS	72,813,614

TELECOMMUNICATION SERVICES — 2.7%
Wireless Telecommunication Services — 2.7%
121,900	ALLTEL Corp.	7,936,909
1,379,838	Sprint Nextel Corp.	32,812,548

	TOTAL TELECOMMUNICATION SERVICES	40,749,457

UTILITIES — 1.3%
Multi-Utilities — 1.3%
415,700	Sempra Energy	19,562,842

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,214,056,577)	1,495,859,088

See Notes to Schedule of Investments.

THE SALOMON BROTHERS FUND INC

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 9.3%
Repurchase Agreement — 1.4%
$ 20,950,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05
	with Greenwich Capital Markets Inc., 3.850% due 10/3/05; Proceeds at
	maturity - $20,956,721; (Fully collateralized by various U.S. government
	agency & obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market
	value - $21,369,010)
	(Cost — $20,950,000)	$20,950,000

SHARES

Securities Purchased from Securities Lending Collateral — 7.9%
121,463,987	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $121,463,987)	121,463,987

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $142,413,987)	142,413,987

	TOTAL INVESTMENTS — 107.2% (Cost — $1,356,470,564#)	1,638,273,075
	Liabilities in Excess of Other Assets — (7.2)%	(110,258,261)

	TOTAL NET ASSETS — 100.0%	$1,528,014,814

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Notes 1 and 2).
(b)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Directors (see Note 1).
(c)	Illiquid Security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Fund Inc (the “Fund”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$313,103,671
Gross unrealized depreciation	(31,301,160)

Net unrealized appreciation	$281,802,511

At September 30, 2005, the Fund loaned securities having a market value of $118,275,915. The Fund received cash collateral amounting to $121,463,987 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Salomon Brothers Fund Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date	November 28, 2005

By	/s/ Frances M. Guggino
Chief Financial Officer

Date	November 28, 2005